January 30, 2009

Securities and Exchange Commission
Office of Filings and Information Services
100 F. Street, NE
Washington, D.C. 20549

Re:	DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND, INC.
File No.: 811-6126; 33-35604

Gentlemen:

     Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual period ended November 30, 2008.

     Please direct any questions or comments to the attention of the undersigned at 212.922.6850.

Very truly yours,

/s/Faria Adam
Faria Adam